COMMITMENTS AND CONTINCENGIES - lease term and discount rate (Details)	Oct. 31, 2020
COMMITMENTS AND CONTINCENGIES
Weighted average remaining lease term (in years)	2 years 1 month 28 days
Weighted average discount rate	4.75%